                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                                    CLASS A


                                   PROSPECTUS
                             DATED OCTOBER 1, 2000


                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank

           The Securities and Exchange Commission has not approved or disapproved
        these securities or passed upon the accuracy or adequacy of this
                                  Prospectus.
           Any representation to the contrary is a criminal offense.

  ------------------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY, CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview...........................................    2

Management of the Fund.............................    8

Additional Investment Strategies and Related
  Risks............................................   10

Account Policies...................................   12

Understanding Earnings and Taxes...................   14

How to Buy and Sell Shares.........................   16

Important Terms to Know............................   19

For More Information .......................  back cover

More detailed information on all subjects covered in this simplified Prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

This Prospectus offers Class A shares of the Technology Growth Fund (the "Fund"). Class A shares are intended for individual investors, partnerships, corporations and other accounts that have diversified investment needs. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/ or shareholder servicing costs.

OVERVIEW

      OUR GOAL

       The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses. The goal of the Fund can only be changed with shareholder approval.

      PRINCIPAL STRATEGY

       We purchase a diversified portfolio at least 65% of which consists of securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which the Fund's investment manager believes should benefit significantly from advances or improvements in technology. Although the Fund will generally invest primarily in large capitalization companies (I.E., companies with a market capitalization over $5 billion), the Fund may also invest a significant portion of its assets in companies with smaller capitalizations. The investment manager uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. The companies generally:

              - have or are expected to develop products, processes or services that should provide significant technological advancements or improvements, and/or

              - rely extensively on technology in connection with their operations or services.

       The Fund will be diversified across a number of sectors and industries within the technology area, and will not concentrate its investments in any particular industry or group of related industries. As a result, the Fund may have more flexibility to invest in companies that the investment manager believes should benefit from advancements or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as electronics, the Internet, aerospace/defense, biotechnology, computers, office/business equipment, semiconductors, fiber optics, software, telecommunications, telecommunications equipment and technology consulting.

       The Fund may invest substantially all of its assets in common stocks. The Fund may also engage in futures and options transactions for hedging and risk management purposes.

      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

       MARKET RISK -- By investing in stocks, the Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund is also subject to the risk that its principal market segment, technology growth stocks, may underperform other equity market segments or the market as a whole.

       TECHNOLOGY RISK -- Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon consumer and business acceptance of new technologies. Because of these risks, the value of the Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

      PAST PERFORMANCE


       Prior to the date of this prospectus, Class A shares of the Fund have not been offered for sale. Returns for the Class A shares will be presented after January 1, 2002, when the Class A shares will have been in operation for one complete calendar year (I.E., January-December).

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

              ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management Fee*                                    0.85%
              Distribution (12b-1) Fee                           0.30%
              Other Expenses
                Shareholder Servicing Fee                  0.25%
                Other Fund Expenses**                      0.24%
              Total Other Expenses**                             0.49%
                                                                 -----
              Total Annual Fund Operating Expenses***            1.64%

     * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

    ** Estimated for the current fiscal year.

   *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.50%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 Year           3 Years
---------------      -------
     $167             $517

MANAGEMENT OF THE FUND

      INVESTMENT MANAGER

       City National Investments ("CNI"), the trust and investment division of City National Bank ("CNB"), is the Fund's investment manager. As investment manager, CNI provides the Fund with investment management services. CNI has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNI currently provides investment management services to individuals, pension and profit sharing plans, endowments, and foundations. As of June 30, 2000, CNI had approximately $15.5 billion in assets under administration, which includes $5.3 billion in assets under management.

       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $8.6 billion in assets as of June 30, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

       CNI receives for its investment management services a fee equal to 0.85% of the Fund's average daily net assets.

      PORTFOLIO MANAGEMENT


       All investment decisions for the Fund are made by a team of investment professionals, CNI's Equity Team, all of whom take an active part in the decision making process.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

       SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of the Fund. SEI Investments Fund Management (the "Transfer Agent") serves as transfer agent for the Fund. The Transfer Agent is located at 530 East Swedesford Road, Wayne, Pennsylvania 19087. Both can be reached at 1-888-889-0799.

      DISTRIBUTOR

       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

       The following risks of the Fund are related to investment strategies that are material but not fundamental strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above. See "Overview -- Principal Risks of Investing in Our Fund."

       DEFENSIVE INVESTMENTS -- The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to or to anticipate adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

       SMALLER CAPITALIZED COMPANIES -- The investment manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

       FOREIGN SECURITIES -- Foreign investments may be subject to risks that are not typically associated with investing in U.S. companies or markets. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. In addition, foreign corporations are generally subject to accounting standards which are different and less rigorous than U.S. standards. Foreign markets also tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Although the Fund will only invest in U.S. dollar denominated American Depository Receipts, the securities underlying the Receipts will generally be denominated in foreign currencies, whose value may decline against the U.S. dollar.

       PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. We anticipate typical annual portfolio turnover of less than 100% for the Fund.

ACCOUNT POLICIES

       HOW WE PRICE SHARES -- How and when we calculate the Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. In this case, we, subject to the supervision of the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

       WHEN SHARES ARE PRICED -- We calculate the NAV of the Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. Shares may be purchased or sold on any day that the New York Stock Exchange and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the New York Stock Exchange or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays. More details about how we calculate the Fund's NAV are in the Statement of Additional Information.

       If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV.

       DISTRIBUTION PLAN -- The Fund has adopted a plan (the "Plan") for its Class A shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Fund to pay distribution fees of 0.30% of average daily net assets for the sale and distribution of its shares. Although the Fund does not have a front-end load, because the distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

       SHAREHOLDER SERVICES -- The Fund has adopted a shareholder service plan that allows the Fund to pay fees for services provided to Class A shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Class A shares of the Fund.

       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES

       DIVIDENDS AND DISTRIBUTIONS -- IRS rules require that the Fund distribute substantially all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends and distributions (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with the Fund as of each dividend or distribution record date.

       TAX CONSIDERATIONS -- Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.

       DISTRIBUTION OPTIONS -- We will automatically reinvest your dividends in additional full or fractional Fund shares, unless you instruct your Authorized Institution in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

       DECLARING AND PAYING DIVIDENDS -- We will declare and pay dividends, if any, on the last business day of each calendar quarter, and pay net capital gain, if any, in the last quarter of each calendar year.

       BACKUP WITHHOLDING -- You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

       HOW TO AVOID "BUYING A DIVIDEND" -- If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:

      HOW TO PLACE AN ORDER

       You may place an order with:

              -  an approved broker-dealer; or

              -  any other approved financial institution.


       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION (EACH AN "AUTHORIZED INSTITUTION") -- You may purchase, sell or exchange shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. You will have to follow the procedures of your Authorized Institution. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.


       WHEN TO SEND YOUR ORDER -- If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.

       You may have to transmit purchase, sale or exchange requests to your Authorized Institution at an earlier time than close of business of the NYSE for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Fund. You should contact your Authorized Institution directly for more information about how to purchase, sell or exchange Fund shares through your Authorized Institution. This information will include how much earlier than close of business of the NYSE you need to place your order with your Authorized

       Institution and the information needed by your Authorized Institution to properly to complete your order.


       PURCHASE MINIMUMS AND MINIMUM ACCOUNT BALANCES -- Your Authorized Institution may buy shares of the Fund for an initial amount of $100,000. This is the required minimum account balance. It may buy additional shares for $1,000 or more. In order to reach or maintain these purchase and account minimums, your Authorized Institution may aggregate your purchase with the purchases of its other clients. Exceptions to the purchase and account minimums may be made at our discretion.


       You will have to comply with the purchase and account balance minimums of your Authorized Institution. Contact your Authorized Institution for more information.

       PAYMENT OPTIONS -- Consult with your Authorized Institution about their acceptable methods of payment.

      BUYING SHARES

       FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your Authorized Institution's procedures for transacting with the Fund. Contact your Authorized Institution for more information.

       WIRING FEE -- The Authorized Institution placing your order may charge its own wiring fees.

      SELLING SHARES

       GENERAL INFORMATION -- You may sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.

       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted.

       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

      EXCHANGING SHARES

       You may exchange shares of the Fund for Class A shares of any other CNI Charter Fund in which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW

       "We", "Us" and "Our" means the CNI Charter Funds.

       "You" and "Your" means the prospective investor or current shareholder.

FOR MORE INFORMATION

CNI CHARTER TECHNOLOGY GROWTH FUND

Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

       SEI Investments Distribution Co.
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

       The Fund's Investment Company Act file number: 811-07923.

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                                    CLASS A


                                   PROSPECTUS
                             DATED OCTOBER 1, 2000



                                                                    CNI-F-024-01

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                              INSTITUTIONAL CLASS


                                   PROSPECTUS
                             DATED OCTOBER 1, 2000


                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank

           The Securities and Exchange Commission has not approved or disapproved
        these securities or passed upon the accuracy or adequacy of this
                                  Prospectus.
           Any representation to the contrary is a criminal offense.

  ------------------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY, CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview...........................................    2

Management of the Fund.............................    8

Additional Investment Strategies and Related
  Risks............................................   10

Account Policies...................................   12

Understanding Earnings and Taxes...................   13

How to Buy and Sell Shares.........................   15

Important Terms to Know............................   18

For More Information .......................  back cover

More detailed information on all subjects covered in this simplified Prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

This Prospectus offers Institutional Class shares of the Technology Growth Fund (the "Fund"). Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own account or on behalf of their customers. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.

OVERVIEW

      OUR GOAL

       The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses. The goal of the Fund can only be changed with shareholder approval.

      PRINCIPAL STRATEGY

       We purchase a diversified portfolio at least 65% of which consists of securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which the Fund's investment manager believes should benefit significantly from advances or improvements in technology. Although the Fund will generally invest primarily in large capitalization companies (I.E., companies with a market capitalization over $5 billion), the Fund may also invest a significant portion of its assets in companies with smaller capitalizations. The investment manager uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. The companies generally:

              - have or are expected to develop products, processes or services that should provide significant technological advancements or improvements, and/or

              - rely extensively on technology in connection with their operations or services.

       The Fund will be diversified across a number of sectors and industries within the technology area, and will not concentrate its investments in any particular industry or group of related industries. As a result, the Fund may have more flexibility to invest in companies that the investment manager believes should benefit from advancements or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as electronics, the Internet, aerospace/defense, biotechnology, computers, office/business equipment, semiconductors, fiber optics, software, telecommunications, telecommunications equipment and technology consulting.

       The Fund may invest substantially all of its assets in common stocks. The Fund may also engage in futures and options transactions for hedging and risk management purposes.

      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

       MARKET RISK -- By investing in stocks, the Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund is also subject to the risk that its principal market segment, technology growth stocks, may underperform other equity market segments or the market as a whole.

       TECHNOLOGY RISK -- Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon consumer and business acceptance of new technologies. Because of these risks, the value of the Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

      PAST PERFORMANCE


       Prior to the date of this prospectus, Institutional Class shares of the Fund have not been offered for sale. Returns for the Institutional Class shares will be presented after January 1, 2002, when the Institutional Class shares will have been in operation for one complete calendar year (I.E., January-December).

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

              ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management Fee*                                    0.85%
              Other Expenses
                Shareholder Servicing Fee                  0.25%
                Other Fund Expenses**                      0.24%
              Total Other Expenses**                             0.49%
                                                                 -----
              Total Annual Fund Operating Expenses***            1.34%

     * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

    ** Estimated for the current fiscal year.

   *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.20%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 Year           3 Years
---------------      -------
     $136             $425

MANAGEMENT OF THE FUND

      INVESTMENT MANAGER

       City National Investments ("CNI"), the trust and investment division of City National Bank ("CNB"), is the Fund's investment manager. As investment manager, CNI provides the Fund with investment management services. CNI has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNI currently provides investment management services to individuals, pension and profit sharing plans, endowments, and foundations. As of June 30, 2000, CNI had approximately $15.5 billion in assets under administration, which includes $5.3 billion in assets under management.

       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $8.6 billion in assets as of June 30, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

       CNI receives for its investment management services a fee equal to 0.85% of the Fund's average daily net assets.

      PORTFOLIO MANAGEMENT


       All investment decisions for the Fund are made by a team of investment professionals, CNI's Equity Team, all of whom take an active part in the decision making process.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

       SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of the Fund. SEI Investments Fund Management (the "Transfer Agent") serves as transfer agent for the Fund. The Transfer Agent is located at 530 East Swedesford Road, Wayne, Pennsylvania 19087. Both can be reached at 1-888-889-0799.

      DISTRIBUTOR

       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS

       The following risks of the Fund are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above. See "Overview -- Principal Risks of Investing in Our Fund."

       DEFENSIVE INVESTMENTS -- The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to or to anticipate adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

       SMALLER CAPITALIZED COMPANIES -- The investment manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

       FOREIGN SECURITIES -- Foreign investments may be subject to risks that are not typically associated with investing in U.S. companies or markets. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. In addition, foreign corporations are generally subject to accounting standards which are different and less rigorous than U.S. standards. Foreign markets also tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Although the Fund will only invest in U.S. dollar denominated American Depository Receipts, the securities underlying the Receipts will generally be denominated in foreign currencies, whose value may decline against the U.S. dollar.

       PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. We anticipate typical annual portfolio turnover of less than 100% for the Fund.

ACCOUNT POLICIES

       HOW WE PRICE SHARES -- How and when we calculate the Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. In this case, we, subject to the supervision of the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

       WHEN SHARES ARE PRICED -- We calculate the NAV of the Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. Shares may be purchased or sold on any day that the New York Stock Exchange and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the New York Stock Exchange or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays. More details about how we calculate the Fund's NAV are in the Statement of Additional Information.

       If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV.

       SHAREHOLDER SERVICES -- The Fund has adopted a shareholder service plan that allows the Fund to pay fees for services provided to Institutional Class shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Institutional Class shares of the Fund.

       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES

       DIVIDENDS AND DISTRIBUTIONS -- IRS rules require that the Fund distribute substantially all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends and distributions (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with the Fund as of each dividend or distribution record date.

       TAX CONSIDERATIONS -- Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.

       DISTRIBUTION OPTIONS -- We will automatically reinvest your dividends in additional full or fractional Fund shares, unless you instruct your Authorized Institution in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

       DECLARING AND PAYING DIVIDENDS -- We will declare and pay dividends, if any, on the last business day of each calendar quarter, and pay net capital gain, if any, in the last quarter of each calendar year.

       BACKUP WITHHOLDING -- You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

       HOW TO AVOID "BUYING A DIVIDEND" -- If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called 'buying a dividend.' Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:

      HOW TO PLACE AN ORDER

       You may place an order with:

              -  an approved broker-dealer; or

              -  any other approved financial institution.


       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION (EACH AN "AUTHORIZED INSTITUTION") -- You may purchase, sell or exchange shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. You will have to follow the procedures of your Authorized Institution. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.


       WHEN TO SEND YOUR ORDER -- If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.

       You may have to transmit purchase, sale or exchange requests to your Authorized Institution at an earlier time than close of business of the NYSE for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Fund. You should contact your Authorized Institution directly for more information about how to purchase, sell or exchange Fund shares through your Authorized Institution. This information will include how much earlier than close of business of the NYSE you need to place your order with your Authorized

       Institution and the information needed by your Authorized Institution to properly to complete your order.


       PURCHASE MINIMUMS AND MINIMUM ACCOUNT BALANCES -- Your Authorized Institution may buy shares of the Fund for an initial amount of $100,000. This is the required minimum account balance. It may buy additional shares for $1,000 or more. In order to reach or maintain these purchase and account minimums, your Authorized Institution may aggregate your purchase with the purchases of its other clients. Exceptions to the purchase and account minimums may be made at our discretion.


       You will have to comply with the purchase and account balance minimums of your Authorized Institution. Contact your Authorized Institution for more information.

       PAYMENT OPTIONS -- Consult with your Authorized Institution about their acceptable methods of payment.

      BUYING SHARES

       FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your Authorized Institution's procedures for transacting with the Fund. Contact your Authorized Institution for more information.

       WIRING FEE -- The Authorized Institution placing your order may charge its own wiring fees.

      SELLING SHARES

       GENERAL INFORMATION -- You may sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.

       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted.

       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

      EXCHANGING SHARES

       You may exchange shares of the Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW

       "We", "Us" and "Our" means the CNI Charter Funds.

       "You" and "Your" means the prospective investor or current shareholder.

FOR MORE INFORMATION

CNI CHARTER TECHNOLOGY GROWTH FUND

Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

       SEI Investments Distribution Co.
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

       The Fund's Investment Company Act file number: 811-07923.

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                              INSTITUTIONAL CLASS


                                   PROSPECTUS
                             DATED OCTOBER 1, 2000



                                                                    CNI-F-023-01